Goodwill and Other Intangibles - Changes in the carrying amount of goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Goodwill [Roll Forward]
Balance beginning of year	$ 205,838	$ 208,050	$ 205,974
Translation adjustments	2,182	(2,212)
Balance end of year	$ 208,020	$ 205,838	$ 205,974